Basis of Presentation and Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 item	Dec. 31, 2012 segment
Basis of Presentation and Significant Accounting Policies
Other comprehensive income (loss)			$ 0
Derivative Financial Instruments
Fair value of commodity derivative contracts	593,000,000		593,000,000
Impairment of Unproved Properties
Impairment of unproved properties	5,000,000	2,000,000
Industry Segment and Geographic Information
Number of operating segments			1	1
BNP Paribas
Derivative Financial Instruments
Fair value of commodity derivative contracts	150,000,000		150,000,000
Credit Suisse
Derivative Financial Instruments
Fair value of commodity derivative contracts	161,000,000		161,000,000
Wells Fargo
Derivative Financial Instruments
Fair value of commodity derivative contracts	99,000,000		99,000,000
JP Morgan
Derivative Financial Instruments
Fair value of commodity derivative contracts	102,000,000		102,000,000
Barclays
Derivative Financial Instruments
Fair value of commodity derivative contracts	65,000,000		65,000,000
Deutsche Bank
Derivative Financial Instruments
Fair value of commodity derivative contracts	11,000,000		11,000,000
Union Bank
Derivative Financial Instruments
Fair value of commodity derivative contracts	2,000,000		2,000,000
Toronto Dominion Bank
Derivative Financial Instruments
Fair value of commodity derivative contracts	1,000,000		1,000,000
Dominion Field Services
Derivative Financial Instruments
Fair value of commodity derivative contracts	$ 2,000,000		$ 2,000,000